GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2015 FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
6,629,023	Great-West Bond Index Fund Institutional Class(a)	$ 67,947,488
3,347,940	Great-West Core Bond Fund Institutional Class(a)	33,680,275
4,105,287	Great-West Global Bond Fund Institutional Class(a)	35,305,470
2,596,754	Great-West High Yield Bond Fund Institutional Class(a)	21,812,730
8,200,595	Great-West Inflation-Protected Securities Fund Institutional Class(a)	79,463,769
3,123,754	Great-West Multi-Sector Bond Fund Institutional Class(a)	27,926,358
3,143,257	Great-West Short Duration Bond Fund Institutional Class(a)	30,269,568

TOTAL BOND MUTUAL FUNDS — 44.96% (Cost $300,896,414)		$296,405,658
EQUITY MUTUAL FUNDS
505,263	American Century Real Estate Fund Class R6	11,509,901
971,289	DFA International Real Estate Securities Portfolio Institutional Class	3,253,818
300,994	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	2,591,561
1,247,577	Great-West Emerging Markets Equity Fund Institutional Class(a)	8,982,554
1,913,248	Great-West International Growth Fund Institutional Class(a)	14,712,875
4,198,401	Great-West International Index Fund Institutional Class(a)	32,789,512
2,765,519	Great-West International Value Fund Institutional Class(a)	17,920,564
2,902,498	Great-West Large Cap Growth Fund Institutional Class(a)	25,251,735
5,603,086	Great-West Large Cap Value Fund Institutional Class(a)	30,312,694
1,180,276	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	6,149,240
Shares		Fair Value
Equity Mutual Funds — (continued)
1,716,899	Great-West Mid Cap Value Fund Institutional Class(a)	$ 10,541,757
1,737,849	Great-West Real Estate Index Fund Institutional Class(a)	11,504,562
7,103,463	Great-West S&P 500® Index Fund Institutional Class(a)	55,478,048
3,857,585	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	24,187,056
2,127,785	Great-West S&P SmallCap 600® Index Fund Institutional Class(a)	11,383,648
129,555	Great-West Small Cap Growth Fund Institutional Class(a)	1,042,914
1,701,758	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	10,840,196
360,329	Invesco Global Real Estate Fund Class R6	3,232,150
185,346	Janus Henderson Triton Fund Class N	4,231,460
970,376	Northern Emerging Markets Equity Index Fund	8,975,977

TOTAL EQUITY MUTUAL FUNDS — 44.73% (Cost $367,414,902)		$294,892,222
Account Balance
FIXED INTEREST CONTRACT
68,285,982(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	68,285,982

TOTAL FIXED INTEREST CONTRACT — 10.36% (Cost $68,285,982)		$68,285,982
TOTAL INVESTMENTS — 100.05% (Cost $736,597,298)		$659,583,862
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$(313,868)
TOTAL NET ASSETS — 100.00%		$659,269,994

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2020.
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2020 FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,397,121	Great-West Bond Index Fund Institutional Class(a)	$ 24,570,485
1,208,790	Great-West Core Bond Fund Institutional Class(a)	12,160,428
1,387,712	Great-West Global Bond Fund Institutional Class(a)	11,934,326
897,492	Great-West High Yield Bond Fund Institutional Class(a)	7,538,929
2,167,332	Great-West Inflation-Protected Securities Fund Institutional Class(a)	21,001,450
1,119,109	Great-West Multi-Sector Bond Fund Institutional Class(a)	10,004,835
866,102	Great-West Short Duration Bond Fund Institutional Class(a)	8,340,567

TOTAL BOND MUTUAL FUNDS — 41.73% (Cost $96,546,041)		$95,551,020
EQUITY MUTUAL FUNDS
177,013	American Century Real Estate Fund Class R6	4,032,349
347,802	DFA International Real Estate Securities Portfolio Institutional Class	1,165,137
114,772	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	988,188
530,326	Great-West Emerging Markets Equity Fund Institutional Class(a)	3,818,345
771,565	Great-West International Growth Fund Institutional Class(a)	5,933,330
1,691,276	Great-West International Index Fund Institutional Class(a)	13,208,868
1,115,116	Great-West International Value Fund Institutional Class(a)	7,225,952
1,098,482	Great-West Large Cap Growth Fund Institutional Class(a)	9,556,794
2,146,089	Great-West Large Cap Value Fund Institutional Class(a)	11,610,343
498,731	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	2,598,390
Shares		Fair Value
Equity Mutual Funds — (continued)
655,012	Great-West Mid Cap Value Fund Institutional Class(a)	$ 4,021,776
608,213	Great-West Real Estate Index Fund Institutional Class(a)	4,026,369
2,707,838	Great-West S&P 500® Index Fund Institutional Class(a)	21,148,215
1,467,222	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	9,199,479
893,337	Great-West S&P SmallCap 600® Index Fund Institutional Class(a)	4,779,351
56,455	Great-West Small Cap Growth Fund Institutional Class(a)	454,463
646,471	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	4,118,021
129,938	Invesco Global Real Estate Fund Class R6	1,165,545
77,434	Janus Henderson Triton Fund Class N	1,767,828
415,963	Northern Emerging Markets Equity Index Fund	3,847,660

TOTAL EQUITY MUTUAL FUNDS — 50.08% (Cost $143,576,184)		$114,666,403
Account Balance
FIXED INTEREST CONTRACT
18,872,257(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	18,872,257

TOTAL FIXED INTEREST CONTRACT — 8.24% (Cost $18,872,257)		$18,872,257
TOTAL INVESTMENTS — 100.05% (Cost $258,994,482)		$229,089,680
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$(112,280)
TOTAL NET ASSETS — 100.00%		$228,977,400

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2020.
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2025 FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
13,076,934	Great-West Bond Index Fund Institutional Class(a)	$ 134,038,576
6,598,383	Great-West Core Bond Fund Institutional Class(a)	66,379,734
7,176,651	Great-West Global Bond Fund Institutional Class(a)	61,719,199
4,768,959	Great-West High Yield Bond Fund Institutional Class(a)	40,059,255
8,570,660	Great-West Inflation-Protected Securities Fund Institutional Class(a)	83,049,691
6,094,293	Great-West Multi-Sector Bond Fund Institutional Class(a)	54,482,982
3,623,178	Great-West Short Duration Bond Fund Institutional Class(a)	34,891,205

TOTAL BOND MUTUAL FUNDS — 36.54% (Cost $480,157,339)		$474,620,642
EQUITY MUTUAL FUNDS
1,005,660	American Century Real Estate Fund Class R6	22,908,942
2,095,003	DFA International Real Estate Securities Portfolio Institutional Class	7,018,259
742,834	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	6,395,797
3,768,951	Great-West Emerging Markets Equity Fund Institutional Class(a)	27,136,450
5,203,144	Great-West International Growth Fund Institutional Class(a)	40,012,181
11,405,234	Great-West International Index Fund Institutional Class(a)	89,074,879
7,521,122	Great-West International Value Fund Institutional Class(a)	48,736,871
6,972,799	Great-West Large Cap Growth Fund Institutional Class(a)	60,663,348
13,756,101	Great-West Large Cap Value Fund Institutional Class(a)	74,420,507
3,472,060	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	18,089,431
Shares		Fair Value
Equity Mutual Funds — (continued)
4,211,103	Great-West Mid Cap Value Fund Institutional Class(a)	$ 25,856,174
3,456,473	Great-West Real Estate Index Fund Institutional Class(a)	22,881,848
17,302,069	Great-West S&P 500® Index Fund Institutional Class(a)	135,129,161
9,366,876	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	58,730,312
6,272,269	Great-West S&P SmallCap 600® Index Fund Institutional Class(a)	33,556,640
386,860	Great-West Small Cap Growth Fund Institutional Class(a)	3,114,221
4,102,764	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	26,134,603
779,828	Invesco Global Real Estate Fund Class R6	6,995,060
545,274	Janus Henderson Triton Fund Class N	12,448,611
2,934,936	Northern Emerging Markets Equity Index Fund	27,148,154

TOTAL EQUITY MUTUAL FUNDS — 57.47% (Cost $935,907,206)		$746,451,449
Account Balance
FIXED INTEREST CONTRACT
78,501,996(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	78,501,996

TOTAL FIXED INTEREST CONTRACT — 6.04% (Cost $78,501,996)		$78,501,996
TOTAL INVESTMENTS — 100.05% (Cost $1,494,566,541)		$1,299,574,087
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$(600,977)
TOTAL NET ASSETS — 100.00%		$1,298,973,110

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2020.
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2030 FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,984,673	Great-West Bond Index Fund Institutional Class(a)	$ 20,342,901
1,000,635	Great-West Core Bond Fund Institutional Class(a)	10,066,388
1,044,990	Great-West Global Bond Fund Institutional Class(a)	8,986,916
692,825	Great-West High Yield Bond Fund Institutional Class(a)	5,819,732
919,629	Great-West Inflation-Protected Securities Fund Institutional Class(a)	8,911,206
915,613	Great-West Multi-Sector Bond Fund Institutional Class(a)	8,185,580
416,809	Great-West Short Duration Bond Fund Institutional Class(a)	4,013,870

TOTAL BOND MUTUAL FUNDS — 29.04% (Cost $67,010,950)		$66,326,593
EQUITY MUTUAL FUNDS
177,135	American Century Real Estate Fund Class R6	4,035,125
388,320	DFA International Real Estate Securities Portfolio Institutional Class	1,300,871
148,173	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	1,275,765
837,549	Great-West Emerging Markets Equity Fund Institutional Class(a)	6,030,351
1,103,871	Great-West International Growth Fund Institutional Class(a)	8,488,769
2,420,360	Great-West International Index Fund Institutional Class(a)	18,903,013
1,591,782	Great-West International Value Fund Institutional Class(a)	10,314,745
1,395,584	Great-West Large Cap Growth Fund Institutional Class(a)	12,141,583
2,777,598	Great-West Large Cap Value Fund Institutional Class(a)	15,026,808
761,055	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	3,965,099
Shares		Fair Value
Equity Mutual Funds — (continued)
849,196	Great-West Mid Cap Value Fund Institutional Class(a)	$ 5,214,066
609,033	Great-West Real Estate Index Fund Institutional Class(a)	4,031,797
3,474,447	Great-West S&P 500® Index Fund Institutional Class(a)	27,135,428
1,890,527	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	11,853,603
1,375,550	Great-West S&P SmallCap 600® Index Fund Institutional Class(a)	7,359,194
85,197	Great-West Small Cap Growth Fund Institutional Class(a)	685,836
820,722	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	5,228,000
144,131	Invesco Global Real Estate Fund Class R6	1,292,856
118,992	Janus Henderson Triton Fund Class N	2,716,590
655,120	Northern Emerging Markets Equity Index Fund	6,059,859

TOTAL EQUITY MUTUAL FUNDS — 67.02% (Cost $197,104,917)		$153,059,358
Account Balance
FIXED INTEREST CONTRACT
9,113,073(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	9,113,073

TOTAL FIXED INTEREST CONTRACT — 3.99% (Cost $9,113,073)		$9,113,073
TOTAL INVESTMENTS — 100.05% (Cost $273,228,940)		$228,499,024
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$(105,984)
TOTAL NET ASSETS — 100.00%		$228,393,040

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2020.
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2035 FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
7,468,635	Great-West Bond Index Fund Institutional Class(a)	$ 76,553,508
3,770,351	Great-West Core Bond Fund Institutional Class(a)	37,929,735
3,802,327	Great-West Global Bond Fund Institutional Class(a)	32,700,013
2,579,390	Great-West High Yield Bond Fund Institutional Class(a)	21,666,875
2,290,638	Great-West Inflation-Protected Securities Fund Institutional Class(a)	22,196,281
3,437,518	Great-West Multi-Sector Bond Fund Institutional Class(a)	30,731,412
1,174,736	Great-West Short Duration Bond Fund Institutional Class(a)	11,312,705

TOTAL BOND MUTUAL FUNDS — 19.88% (Cost $235,671,626)		$233,090,529
EQUITY MUTUAL FUNDS
914,007	American Century Real Estate Fund Class R6	20,821,086
2,091,199	DFA International Real Estate Securities Portfolio Institutional Class	7,005,515
869,139	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	7,483,286
5,417,135	Great-West Emerging Markets Equity Fund Institutional Class(a)	39,003,369
6,809,318	Great-West International Growth Fund Institutional Class(a)	52,363,653
14,908,138	Great-West International Index Fund Institutional Class(a)	116,432,561
9,821,964	Great-West International Value Fund Institutional Class(a)	63,646,330
8,084,827	Great-West Large Cap Growth Fund Institutional Class(a)	70,337,994
16,318,136	Great-West Large Cap Value Fund Institutional Class(a)	88,281,117
4,846,399	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	25,249,739
Shares		Fair Value
Equity Mutual Funds — (continued)
4,998,135	Great-West Mid Cap Value Fund Institutional Class(a)	$ 30,688,548
3,144,048	Great-West Real Estate Index Fund Institutional Class(a)	20,813,601
20,315,639	Great-West S&P 500® Index Fund Institutional Class(a)	158,665,140
11,016,181	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	69,071,452
8,719,072	Great-West S&P SmallCap 600® Index Fund Institutional Class(a)	46,647,035
539,334	Great-West Small Cap Growth Fund Institutional Class(a)	4,341,641
4,761,134	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	30,328,421
779,217	Invesco Global Real Estate Fund Class R6	6,989,575
755,438	Janus Henderson Triton Fund Class N	17,246,647
4,218,416	Northern Emerging Markets Equity Index Fund	39,020,354

TOTAL EQUITY MUTUAL FUNDS — 78.00% (Cost $1,173,871,967)		$914,437,064
Account Balance
FIXED INTEREST CONTRACT
25,472,275(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	25,472,275

TOTAL FIXED INTEREST CONTRACT — 2.17% (Cost $25,472,275)		$25,472,275
TOTAL INVESTMENTS — 100.05% (Cost $1,435,015,868)		$1,172,999,868
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$(554,479)
TOTAL NET ASSETS — 100.00%		$1,172,445,389

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2020.
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2040 FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
680,684	Great-West Bond Index Fund Institutional Class(a)	$ 6,977,007
343,823	Great-West Core Bond Fund Institutional Class(a)	3,458,857
337,871	Great-West Global Bond Fund Institutional Class(a)	2,905,694
229,636	Great-West High Yield Bond Fund Institutional Class(a)	1,928,945
123,099	Great-West Inflation-Protected Securities Fund Institutional Class(a)	1,192,830
314,695	Great-West Multi-Sector Bond Fund Institutional Class(a)	2,813,375
77,062	Great-West Short Duration Bond Fund Institutional Class(a)	742,101

TOTAL BOND MUTUAL FUNDS — 12.81% (Cost $20,263,739)		$20,018,809
EQUITY MUTUAL FUNDS
121,556	American Century Real Estate Fund Class R6	2,769,037
287,265	DFA International Real Estate Securities Portfolio Institutional Class	962,339
125,428	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	1,079,933
862,412	Great-West Emerging Markets Equity Fund Institutional Class(a)	6,209,365
1,026,943	Great-West International Growth Fund Institutional Class(a)	7,897,190
2,246,481	Great-West International Index Fund Institutional Class(a)	17,545,021
1,482,653	Great-West International Value Fund Institutional Class(a)	9,607,595
1,157,342	Great-West Large Cap Growth Fund Institutional Class(a)	10,068,872
2,353,953	Great-West Large Cap Value Fund Institutional Class(a)	12,734,886
749,968	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	3,907,331
Shares		Fair Value
Equity Mutual Funds — (continued)
716,862	Great-West Mid Cap Value Fund Institutional Class(a)	$ 4,401,533
416,920	Great-West Real Estate Index Fund Institutional Class(a)	2,760,011
2,918,162	Great-West S&P 500® Index Fund Institutional Class(a)	22,790,848
1,575,748	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	9,879,939
1,350,703	Great-West S&P SmallCap 600® Index Fund Institutional Class(a)	7,226,259
82,707	Great-West Small Cap Growth Fund Institutional Class(a)	665,790
679,045	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	4,325,519
107,447	Invesco Global Real Estate Fund Class R6	963,805
116,705	Janus Henderson Triton Fund Class N	2,664,385
673,694	Northern Emerging Markets Equity Index Fund	6,231,666

TOTAL EQUITY MUTUAL FUNDS — 86.16% (Cost $175,960,619)		$134,691,324
Account Balance
FIXED INTEREST CONTRACT
1,685,889(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	1,685,889

TOTAL FIXED INTEREST CONTRACT — 1.08% (Cost $1,685,889)		$1,685,889
TOTAL INVESTMENTS — 100.05% (Cost $197,910,247)		$156,396,022
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$(76,051)
TOTAL NET ASSETS — 100.00%		$156,319,971

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2020.
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2045 FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,050,154	Great-West Bond Index Fund Institutional Class(a)	$ 21,014,079
1,037,073	Great-West Core Bond Fund Institutional Class(a)	10,432,949
989,033	Great-West Global Bond Fund Institutional Class(a)	8,505,681
675,101	Great-West High Yield Bond Fund Institutional Class(a)	5,670,851
151,599	Great-West Inflation-Protected Securities Fund Institutional Class(a)	1,468,994
935,288	Great-West Multi-Sector Bond Fund Institutional Class(a)	8,361,475
154,526	Great-West Short Duration Bond Fund Institutional Class(a)	1,488,090

TOTAL BOND MUTUAL FUNDS — 8.39% (Cost $57,428,764)		$56,942,119
EQUITY MUTUAL FUNDS
526,791	American Century Real Estate Fund Class R6	12,000,302
1,313,807	DFA International Real Estate Securities Portfolio Institutional Class	4,401,253
560,503	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	4,825,929
4,240,306	Great-West Emerging Markets Equity Fund Institutional Class(a)	30,530,200
4,826,020	Great-West International Growth Fund Institutional Class(a)	37,112,093
10,556,280	Great-West International Index Fund Institutional Class(a)	82,444,546
6,967,767	Great-West International Value Fund Institutional Class(a)	45,151,133
5,113,026	Great-West Large Cap Growth Fund Institutional Class(a)	44,483,327
10,522,386	Great-West Large Cap Value Fund Institutional Class(a)	56,926,107
3,601,816	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	18,765,464
Shares		Fair Value
Equity Mutual Funds — (continued)
3,207,744	Great-West Mid Cap Value Fund Institutional Class(a)	$ 19,695,550
1,810,170	Great-West Real Estate Index Fund Institutional Class(a)	11,983,324
12,985,476	Great-West S&P 500® Index Fund Institutional Class(a)	101,416,564
7,016,836	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	43,995,565
6,473,779	Great-West S&P SmallCap 600® Index Fund Institutional Class(a)	34,634,720
393,739	Great-West Small Cap Growth Fund Institutional Class(a)	3,169,601
2,998,373	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	19,099,635
490,400	Invesco Global Real Estate Fund Class R6	4,398,887
560,476	Janus Henderson Triton Fund Class N	12,795,657
3,299,256	Northern Emerging Markets Equity Index Fund	30,518,115

TOTAL EQUITY MUTUAL FUNDS — 91.15% (Cost $804,155,845)		$618,347,972
Account Balance
FIXED INTEREST CONTRACT
3,451,331(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	3,451,331

TOTAL FIXED INTEREST CONTRACT — 0.51% (Cost $3,451,331)		$3,451,331
TOTAL INVESTMENTS — 100.05% (Cost $865,035,940)		$678,741,422
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$(319,187)
TOTAL NET ASSETS — 100.00%		$678,422,235

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2020.
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2050 FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
216,811	Great-West Bond Index Fund Institutional Class(a)	$ 2,222,309
108,843	Great-West Core Bond Fund Institutional Class(a)	1,094,957
104,720	Great-West Global Bond Fund Institutional Class(a)	900,590
70,244	Great-West High Yield Bond Fund Institutional Class(a)	590,051
98,266	Great-West Multi-Sector Bond Fund Institutional Class(a)	878,499
11,543	Great-West Short Duration Bond Fund Institutional Class(a)	111,162

TOTAL BOND MUTUAL FUNDS — 7.09% (Cost $5,841,029)		$5,797,568
EQUITY MUTUAL FUNDS
63,074	American Century Real Estate Fund Class R6	1,436,828
164,132	DFA International Real Estate Securities Portfolio Institutional Class	549,844
67,419	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	580,478
555,528	Great-West Emerging Markets Equity Fund Institutional Class(a)	3,999,800
600,300	Great-West International Growth Fund Institutional Class(a)	4,616,304
1,315,796	Great-West International Index Fund Institutional Class(a)	10,276,369
869,630	Great-West International Value Fund Institutional Class(a)	5,635,199
603,449	Great-West Large Cap Growth Fund Institutional Class(a)	5,250,009
1,249,764	Great-West Large Cap Value Fund Institutional Class(a)	6,761,222
454,845	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	2,369,744
380,524	Great-West Mid Cap Value Fund Institutional Class(a)	2,336,417
Shares		Fair Value
Equity Mutual Funds — (continued)
216,709	Great-West Real Estate Index Fund Institutional Class(a)	$ 1,434,616
1,539,074	Great-West S&P 500® Index Fund Institutional Class(a)	12,020,164
827,323	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	5,187,317
820,868	Great-West S&P SmallCap 600® Index Fund Institutional Class(a)	4,391,643
50,279	Great-West Small Cap Growth Fund Institutional Class(a)	404,746
354,002	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	2,254,993
61,292	Invesco Global Real Estate Fund Class R6	549,790
70,820	Janus Henderson Triton Fund Class N	1,616,819
436,158	Northern Emerging Markets Equity Index Fund	4,034,464

TOTAL EQUITY MUTUAL FUNDS — 92.65% (Cost $98,945,269)		$75,706,766
Account Balance
FIXED INTEREST CONTRACT
247,510(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	247,510

TOTAL FIXED INTEREST CONTRACT — 0.30% (Cost $247,510)		$247,510
TOTAL INVESTMENTS — 100.04% (Cost $105,033,808)		$81,751,844
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(35,319)
TOTAL NET ASSETS — 100.00%		$81,716,525

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2020.
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2055 FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
722,593	Great-West Bond Index Fund Institutional Class(a)	$ 7,406,578
364,199	Great-West Core Bond Fund Institutional Class(a)	3,663,845
367,146	Great-West Global Bond Fund Institutional Class(a)	3,157,455
236,251	Great-West High Yield Bond Fund Institutional Class(a)	1,984,507
329,093	Great-West Multi-Sector Bond Fund Institutional Class(a)	2,942,088
38,205	Great-West Short Duration Bond Fund Institutional Class(a)	367,916

TOTAL BOND MUTUAL FUNDS — 6.53% (Cost $19,644,562)		$19,522,389
EQUITY MUTUAL FUNDS
234,194	American Century Real Estate Fund Class R6	5,334,943
634,091	DFA International Real Estate Securities Portfolio Institutional Class	2,124,206
239,918	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	2,065,694
2,155,099	Great-West Emerging Markets Equity Fund Institutional Class(a)	15,516,711
2,249,366	Great-West International Growth Fund Institutional Class(a)	17,297,625
4,923,236	Great-West International Index Fund Institutional Class(a)	38,450,474
3,247,368	Great-West International Value Fund Institutional Class(a)	21,042,948
2,128,729	Great-West Large Cap Growth Fund Institutional Class(a)	18,519,944
4,465,622	Great-West Large Cap Value Fund Institutional Class(a)	24,159,013
1,736,129	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	9,045,231
1,364,417	Great-West Mid Cap Value Fund Institutional Class(a)	8,377,519
Shares		Fair Value
Equity Mutual Funds — (continued)
805,372	Great-West Real Estate Index Fund Institutional Class(a)	$ 5,331,565
5,470,148	Great-West S&P 500® Index Fund Institutional Class(a)	42,721,856
2,957,457	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	18,543,254
3,127,504	Great-West S&P SmallCap 600® Index Fund Institutional Class(a)	16,732,146
192,216	Great-West Small Cap Growth Fund Institutional Class(a)	1,547,339
1,250,726	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	7,967,124
236,680	Invesco Global Real Estate Fund Class R6	2,123,021
270,929	Janus Henderson Triton Fund Class N	6,185,302
1,696,105	Northern Emerging Markets Equity Index Fund	15,688,975

TOTAL EQUITY MUTUAL FUNDS — 93.24% (Cost $365,750,850)		$278,774,890
Account Balance
FIXED INTEREST CONTRACT
823,006(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	823,006

TOTAL FIXED INTEREST CONTRACT — 0.27% (Cost $823,006)		$823,006
TOTAL INVESTMENTS — 100.04% (Cost $386,218,418)		$299,120,285
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(130,747)
TOTAL NET ASSETS — 100.00%		$298,989,538

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2020.
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2060 FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
3,912	Great-West Bond Index Fund Institutional Class(a)	$ 40,103
1,963	Great-West Core Bond Fund Institutional Class(a)	19,743
2,111	Great-West Global Bond Fund Institutional Class(a)	18,156
1,243	Great-West High Yield Bond Fund Institutional Class(a)	10,437
1,767	Great-West Multi-Sector Bond Fund Institutional Class(a)	15,798
197	Great-West Short Duration Bond Fund Institutional Class(a)	1,895

TOTAL BOND MUTUAL FUNDS — 6.70% (Cost $109,528)		$106,132
EQUITY MUTUAL FUNDS
1,216	American Century Real Estate Fund Class R6	27,697
3,418	DFA International Real Estate Securities Portfolio Institutional Class	11,452
1,232	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	10,612
12,409	Great-West Emerging Markets Equity Fund Institutional Class(a)	89,346
12,067	Great-West International Growth Fund Institutional Class(a)	92,799
26,405	Great-West International Index Fund Institutional Class(a)	206,221
17,494	Great-West International Value Fund Institutional Class(a)	113,362
10,816	Great-West Large Cap Growth Fund Institutional Class(a)	94,096
22,866	Great-West Large Cap Value Fund Institutional Class(a)	123,706
9,399	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	48,970
6,930	Great-West Mid Cap Value Fund Institutional Class(a)	42,548
Shares		Fair Value
Equity Mutual Funds — (continued)
4,182	Great-West Real Estate Index Fund Institutional Class(a)	$ 27,683
27,866	Great-West S&P 500® Index Fund Institutional Class(a)	217,635
14,908	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	93,472
16,946	Great-West S&P SmallCap 600® Index Fund Institutional Class(a)	90,662
1,045	Great-West Small Cap Growth Fund Institutional Class(a)	8,409
6,341	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	40,394
1,276	Invesco Global Real Estate Fund Class R6	11,446
1,466	Janus Henderson Triton Fund Class N	33,463
9,665	Northern Emerging Markets Equity Index Fund	89,398

TOTAL EQUITY MUTUAL FUNDS — 93.06% (Cost $1,867,052)		$1,473,371
Account Balance
FIXED INTEREST CONTRACT
4,573(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	4,573

TOTAL FIXED INTEREST CONTRACT — 0.29% (Cost $4,573)		$4,573
TOTAL INVESTMENTS — 100.05% (Cost $1,981,153)		$1,584,076
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$(768)
TOTAL NET ASSETS — 100.00%		$1,583,308

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2020.
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2020, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Transactions with Affiliates
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

March 31, 2020

The following tables are a summary of the transactions for each underlying investment during the period ended March 31, 2020, in which the issuer was an affiliate of a Fund, as defined in the Investment Company Act of 1940.
Great-West Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 03/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	6,629,023	$85,020,889	$2,006,990	$20,658,550	$516,948	$1,578,159	$446,275	$67,947,488	10.31%
Great-West Core Bond Fund Institutional Class	3,347,940	41,742,927	993,764	8,864,550	213,697	(191,866)	244,387	33,680,275	5.11
Great-West Global Bond Fund Institutional Class	4,105,287	44,176,263	1,129,144	8,812,857	(545,587)	(1,187,080)	-	35,305,470	5.35
Great-West High Yield Bond Fund Institutional Class	2,596,754	26,270,433	582,770	1,905,017	158,224	(3,135,456)	-	21,812,730	3.31
Great-West Inflation-Protected Securities Fund Institutional Class	8,200,595	99,921,833	2,280,242	21,639,302	(635,401)	(1,099,004)	-	79,463,769	12.05
Great-West Multi-Sector Bond Fund Institutional Class	3,123,754	34,393,811	531,238	4,566,256	(15,068)	(2,432,435)	-	27,926,358	4.24
Great-West Short Duration Bond Fund Institutional Class	3,143,257	37,681,969	967,870	7,446,224	(210,692)	(934,047)	207,344	30,269,568	4.59
					(517,879)	(7,401,729)	898,006	296,405,658	44.96
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	300,994	3,042,689	582,639	154,304	31,664	(879,463)	-	2,591,561	0.39
Great-West Emerging Markets Equity Fund Institutional Class	1,247,577	10,846,843	1,321,901	878,603	(75,021)	(2,307,587)	-	8,982,554	1.36
Great-West International Growth Fund Institutional Class	1,913,248	17,268,898	1,798,608	1,732,275	(181,025)	(2,622,356)	-	14,712,875	2.23
Great-West International Index Fund Institutional Class	4,198,401	38,389,438	5,030,677	2,104,302	161,004	(8,526,301)	-	32,789,512	4.97
Great-West International Value Fund Institutional Class	2,765,519	21,108,320	2,361,914	1,592,880	(398,664)	(3,956,790)	-	17,920,564	2.72
Great-West Large Cap Growth Fund Institutional Class	2,902,498	29,637,118	2,911,095	3,698,515	258,869	(3,597,963)	-	25,251,735	3.83
Great-West Large Cap Value Fund Institutional Class	5,603,086	35,617,649	5,633,770	2,936,439	(736,765)	(8,002,286)	-	30,312,694	4.60
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,180,276	7,131,260	1,619,476	505,913	(113,111)	(2,095,583)	-	6,149,240	0.93
Great-West Mid Cap Value Fund Institutional Class	1,716,899	12,183,659	2,896,495	979,855	(118,578)	(3,558,542)	-	10,541,757	1.60
Great-West Real Estate Index Fund Institutional Class	1,737,849	13,178,578	2,823,868	1,530,643	(92,543)	(2,967,241)	-	11,504,562	1.75
Great-West S&P 500® Index Fund Institutional Class	7,103,463	65,217,905	7,642,283	6,189,868	(99,954)	(11,192,272)	-	55,478,048	8.42
Great-West S&P Mid Cap 400® Index Fund Institutional Class	3,857,585	27,912,910	5,683,317	2,395,487	(369,581)	(7,013,684)	-	24,187,056	3.67
Great-West S&P SmallCap 600® Index Fund Institutional Class	2,127,785	13,228,540	2,890,611	1,110,385	(343,057)	(3,625,118)	-	11,383,648	1.73
Great-West Small Cap Growth Fund Institutional Class	129,555	1,200,518	242,812	137,384	(7,672)	(263,032)	-	1,042,914	0.16
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,701,758	12,673,020	1,838,768	1,221,857	(139,186)	(2,449,735)	-	10,840,196	1.64
					(2,223,620)	(63,057,953)	0	263,688,916	40.00

March 31, 2020

Great-West Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 03/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2020	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	68,285,982	$88,135,281	$2,054,630	$22,214,527	$-	$-	$310,598	$68,285,982	10.36%
					0	0	310,598	68,285,982	10.36
				Total	$(2,741,499)	$(70,459,682)	$1,208,604	$628,380,556	95.32%
Great-West Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 03/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	2,397,121	$28,968,567	$2,597,648	$7,420,123	$333,226	$424,393	$161,376	$24,570,485	10.73%
Great-West Core Bond Fund Institutional Class	1,208,790	14,214,825	1,292,282	3,283,547	63,214	(63,132)	88,304	12,160,428	5.31
Great-West Global Bond Fund Institutional Class	1,387,712	14,098,528	1,449,880	3,155,682	(128,568)	(458,400)	-	11,934,326	5.21
Great-West High Yield Bond Fund Institutional Class	897,492	8,558,070	723,185	719,824	(49,375)	(1,022,502)	-	7,538,929	3.29
Great-West Inflation-Protected Securities Fund Institutional Class	2,167,332	24,976,645	2,265,760	5,930,363	(178,188)	(310,592)	-	21,001,450	9.17
Great-West Multi-Sector Bond Fund Institutional Class	1,119,109	11,614,331	954,227	1,734,703	(81,485)	(829,020)	-	10,004,835	4.37
Great-West Short Duration Bond Fund Institutional Class	866,102	9,789,506	985,275	2,151,177	(38,184)	(283,037)	57,217	8,340,567	3.65
					(79,360)	(2,542,290)	306,897	95,551,020	41.73
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	114,772	1,097,350	297,888	76,934	(11,239)	(330,116)	-	988,188	0.43
Great-West Emerging Markets Equity Fund Institutional Class	530,326	4,353,715	795,520	302,499	(23,434)	(1,028,391)	-	3,818,345	1.67
Great-West International Growth Fund Institutional Class	771,565	6,568,402	1,022,661	533,410	(68,343)	(1,124,323)	-	5,933,330	2.59
Great-West International Index Fund Institutional Class	1,691,276	14,669,048	2,981,186	1,084,819	(172,784)	(3,356,547)	-	13,208,868	5.77
Great-West International Value Fund Institutional Class	1,115,116	8,075,649	1,469,521	742,738	(257,018)	(1,576,480)	-	7,225,952	3.15
Great-West Large Cap Growth Fund Institutional Class	1,098,482	10,886,477	1,359,117	1,447,793	(162,252)	(1,241,007)	-	9,556,794	4.17
Great-West Large Cap Value Fund Institutional Class	2,146,089	12,955,479	2,997,391	1,114,198	(292,110)	(3,228,329)	-	11,610,343	5.07
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	498,731	2,855,409	906,455	236,013	(61,946)	(927,461)	-	2,598,390	1.13
Great-West Mid Cap Value Fund Institutional Class	655,012	4,396,001	1,411,417	393,766	(98,871)	(1,391,876)	-	4,021,776	1.76
Great-West Real Estate Index Fund Institutional Class	608,213	4,409,887	1,167,337	404,139	3,927	(1,146,716)	-	4,026,369	1.76
Great-West S&P 500® Index Fund Institutional Class	2,707,838	23,987,215	3,905,344	2,673,490	(529,065)	(4,070,854)	-	21,148,215	9.24

March 31, 2020

Great-West Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 03/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2020	Value as a Percentage of Net Assets
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,467,222	$10,179,707	$2,752,490	$995,098	$(254,496)	$(2,737,620)	$-	$9,199,479	4.02%
Great-West S&P SmallCap 600® Index Fund Institutional Class	893,337	5,351,929	1,579,496	580,604	(193,411)	(1,571,470)	-	4,779,351	2.09
Great-West Small Cap Growth Fund Institutional Class	56,455	499,465	126,511	48,671	(5,651)	(122,842)	-	454,463	0.20
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	646,471	4,618,913	908,778	429,232	(67,660)	(980,438)	-	4,118,021	1.80
					(2,194,353)	(24,834,470)	0	102,687,884	44.85
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	18,872,257	22,845,670	2,318,465	6,377,150	-	-	85,272	18,872,257	8.24
					0	0	85,272	18,872,257	8.24
				Total	$(2,273,713)	$(27,376,760)	$392,169	$217,111,161	94.82%
Great-West Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 03/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	13,076,934	$177,665,567	$4,505,802	$51,469,090	$911,184	$3,336,297	$881,734	$134,038,576	10.32%
Great-West Core Bond Fund Institutional Class	6,598,383	87,097,771	2,274,103	22,382,998	585,451	(609,142)	482,204	66,379,734	5.11
Great-West Global Bond Fund Institutional Class	7,176,651	81,647,534	2,100,340	19,798,071	(1,010,855)	(2,230,604)	-	61,719,199	4.75
Great-West High Yield Bond Fund Institutional Class	4,768,959	50,673,718	1,016,085	5,681,371	189,097	(5,949,177)	-	40,059,255	3.08
Great-West Inflation-Protected Securities Fund Institutional Class	8,570,660	110,907,379	2,441,217	29,237,541	(904,140)	(1,061,364)	-	83,049,691	6.39
Great-West Multi-Sector Bond Fund Institutional Class	6,094,293	70,806,017	1,380,477	13,150,376	(504,425)	(4,553,136)	-	54,482,982	4.20
Great-West Short Duration Bond Fund Institutional Class	3,623,178	45,890,396	1,311,204	11,230,164	(327,540)	(1,080,231)	239,282	34,891,205	2.69
					(1,061,228)	(12,147,357)	1,603,220	474,620,642	36.54
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	742,834	7,919,263	1,256,263	457,427	114,766	(2,322,302)	-	6,395,797	0.49
Great-West Emerging Markets Equity Fund Institutional Class	3,768,951	34,366,534	3,080,760	2,989,683	(227,166)	(7,321,161)	-	27,136,450	2.09
Great-West International Growth Fund Institutional Class	5,203,144	49,388,150	3,439,916	5,223,810	(516,010)	(7,592,075)	-	40,012,181	3.08
Great-West International Index Fund Institutional Class	11,405,234	110,027,947	10,686,492	7,190,915	330,450	(24,448,645)	-	89,074,879	6.86
Great-West International Value Fund Institutional Class	7,521,122	60,565,757	4,706,390	4,740,571	(776,042)	(11,794,705)	-	48,736,871	3.75
Great-West Large Cap Growth Fund Institutional Class	6,972,799	75,855,605	4,915,538	10,145,402	1,359,056	(9,962,393)	-	60,663,348	4.67

March 31, 2020

Great-West Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 03/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2020	Value as a Percentage of Net Assets
Great-West Large Cap Value Fund Institutional Class	13,756,101	$92,042,880	$11,561,738	$8,447,828	$(1,916,745)	$(20,736,283)	$-	$74,420,507	5.73%
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	3,472,060	22,131,049	4,263,397	1,789,594	(357,919)	(6,515,421)	-	18,089,431	1.39
Great-West Mid Cap Value Fund Institutional Class	4,211,103	31,523,862	6,471,453	2,530,338	54,490	(9,608,803)	-	25,856,174	1.99
Great-West Real Estate Index Fund Institutional Class	3,456,473	27,596,942	5,186,065	3,578,071	(156,542)	(6,323,088)	-	22,881,848	1.76
Great-West S&P 500® Index Fund Institutional Class	17,302,069	168,578,200	14,073,012	17,904,651	416,382	(29,617,400)	-	135,129,161	10.40
Great-West S&P Mid Cap 400® Index Fund Institutional Class	9,366,876	71,878,970	12,238,398	6,861,618	(544,242)	(18,525,438)	-	58,730,312	4.52
Great-West S&P SmallCap 600® Index Fund Institutional Class	6,272,269	41,422,638	7,508,549	4,206,747	(1,207,591)	(11,167,800)	-	33,556,640	2.59
Great-West Small Cap Growth Fund Institutional Class	386,860	3,798,646	636,999	484,452	(26,832)	(836,972)	-	3,114,221	0.24
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	4,102,764	32,392,846	3,581,310	3,282,340	(91,349)	(6,557,213)	-	26,134,603	2.01
					(3,545,294)	(173,329,699)	0	669,932,423	51.57
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	78,501,996	107,098,023	2,740,823	31,712,365	-	-	375,515	78,501,996	6.04
					0	0	375,515	78,501,996	6.04
				Total	$(4,606,522)	$(185,477,056)	$1,978,735	$1,223,055,061	94.15%
Great-West Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 03/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,984,673	$25,609,253	$2,227,943	$7,742,118	$386,530	$247,823	$131,769	$20,342,901	8.91%
Great-West Core Bond Fund Institutional Class	1,000,635	12,570,831	1,090,431	3,505,575	83,824	(89,299)	72,138	10,066,388	4.41
Great-West Global Bond Fund Institutional Class	1,044,990	11,308,002	1,104,083	3,083,615	(122,513)	(341,554)	-	8,986,916	3.93
Great-West High Yield Bond Fund Institutional Class	692,825	7,088,689	501,121	1,003,579	(86,316)	(766,499)	-	5,819,732	2.55
Great-West Inflation-Protected Securities Fund Institutional Class	919,629	11,284,204	989,169	3,238,590	(92,969)	(123,577)	-	8,911,206	3.90
Great-West Multi-Sector Bond Fund Institutional Class	915,613	10,153,797	779,067	2,086,253	(102,597)	(661,031)	-	8,185,580	3.58
Great-West Short Duration Bond Fund Institutional Class	416,809	5,024,729	476,703	1,347,341	(18,883)	(140,221)	27,103	4,013,870	1.76
					47,076	(1,874,358)	231,010	66,326,593	29.04
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	148,173	1,518,818	300,313	84,603	661	(458,763)	-	1,275,765	0.56

March 31, 2020

Great-West Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 03/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2020	Value as a Percentage of Net Assets
Great-West Emerging Markets Equity Fund Institutional Class	837,549	$7,384,573	$873,295	$548,812	$(48,564)	$(1,678,705)	$-	$6,030,351	2.64%
Great-West International Growth Fund Institutional Class	1,103,871	10,099,351	915,774	810,104	(68,887)	(1,716,252)	-	8,488,769	3.72
Great-West International Index Fund Institutional Class	2,420,360	22,431,026	2,976,408	1,322,239	(116,407)	(5,182,182)	-	18,903,013	8.28
Great-West International Value Fund Institutional Class	1,591,782	12,321,813	1,426,314	1,008,686	(326,541)	(2,424,696)	-	10,314,745	4.52
Great-West Large Cap Growth Fund Institutional Class	1,395,584	14,432,018	1,076,164	1,660,313	(148,781)	(1,706,286)	-	12,141,583	5.32
Great-West Large Cap Value Fund Institutional Class	2,777,598	17,855,817	2,890,960	1,249,267	(298,218)	(4,470,702)	-	15,026,808	6.58
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	761,055	4,665,551	1,154,743	332,962	(54,860)	(1,522,233)	-	3,965,099	1.74
Great-West Mid Cap Value Fund Institutional Class	849,196	6,108,657	1,547,234	508,142	(83,450)	(1,933,683)	-	5,214,066	2.28
Great-West Real Estate Index Fund Institutional Class	609,033	4,677,363	1,001,716	428,561	28,449	(1,218,721)	-	4,031,797	1.76
Great-West S&P 500® Index Fund Institutional Class	3,474,447	32,295,300	3,263,766	2,663,694	(401,877)	(5,759,944)	-	27,135,428	11.88
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,890,527	13,839,707	2,995,875	1,164,797	(201,676)	(3,817,182)	-	11,853,603	5.19
Great-West S&P SmallCap 600® Index Fund Institutional Class	1,375,550	8,675,856	2,028,180	682,931	(175,582)	(2,661,911)	-	7,359,194	3.22
Great-West Small Cap Growth Fund Institutional Class	85,197	800,324	153,633	68,295	(2,094)	(199,826)	-	685,836	0.30
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	820,722	6,193,291	846,482	463,639	(38,788)	(1,348,134)	-	5,228,000	2.29
					(1,936,615)	(36,099,220)	0	137,654,057	60.28
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	9,113,073	11,758,880	1,127,391	3,815,696	-	-	42,498	9,113,073	3.99
					0	0	42,498	9,113,073	3.99
				Total	$(1,889,539)	$(37,973,578)	$273,508	$213,093,723	93.31%
Great-West Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 03/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	7,468,635	$107,418,383	$2,996,781	$35,646,535	$740,488	$1,784,879	$502,732	$76,553,508	6.53%
Great-West Core Bond Fund Institutional Class	3,770,351	52,705,991	1,502,496	16,006,119	231,925	(272,633)	275,109	37,929,735	3.24
Great-West Global Bond Fund Institutional Class	3,802,327	45,821,650	1,372,429	13,288,584	(632,122)	(1,205,482)	-	32,700,013	2.79
Great-West High Yield Bond Fund Institutional Class	2,579,390	29,045,721	561,492	4,595,091	(28,626)	(3,345,247)	-	21,666,875	1.85

March 31, 2020

Great-West Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 03/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2020	Value as a Percentage of Net Assets
Great-West Inflation-Protected Securities Fund Institutional Class	2,290,638	$31,387,985	$782,928	$9,718,193	$(321,841)	$(256,439)	$-	$22,196,281	1.89%
Great-West Multi-Sector Bond Fund Institutional Class	3,437,518	42,369,587	882,549	9,443,063	16,147	(3,077,661)	-	30,731,412	2.62
Great-West Short Duration Bond Fund Institutional Class	1,174,736	15,772,493	491,109	4,589,886	(126,519)	(361,011)	77,455	11,312,705	0.96
					(120,548)	(6,733,594)	855,296	233,090,529	19.88
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	869,139	9,736,853	1,002,157	399,240	54,097	(2,856,484)	-	7,483,286	0.64
Great-West Emerging Markets Equity Fund Institutional Class	5,417,135	52,186,889	2,316,639	4,173,693	(376,472)	(11,326,466)	-	39,003,369	3.33
Great-West International Growth Fund Institutional Class	6,809,318	67,968,522	1,432,404	5,544,891	(131,794)	(11,492,382)	-	52,363,653	4.47
Great-West International Index Fund Institutional Class	14,908,138	151,013,425	7,030,218	7,310,779	(25,283)	(34,300,303)	-	116,432,561	9.93
Great-West International Value Fund Institutional Class	9,821,964	83,049,857	2,821,650	5,746,715	(1,402,419)	(16,478,462)	-	63,646,330	5.43
Great-West Large Cap Growth Fund Institutional Class	8,084,827	91,693,613	1,205,942	10,000,709	1,302,109	(12,560,852)	-	70,337,994	6.00
Great-West Large Cap Value Fund Institutional Class	16,318,136	114,420,031	8,471,685	6,339,412	(936,549)	(28,271,187)	-	88,281,117	7.53
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	4,846,399	32,449,607	4,510,790	1,722,088	(432,054)	(9,988,570)	-	25,249,739	2.15
Great-West Mid Cap Value Fund Institutional Class	4,998,135	39,272,463	5,876,702	2,380,878	(245,110)	(12,079,739)	-	30,688,548	2.62
Great-West Real Estate Index Fund Institutional Class	3,144,048	26,256,395	3,577,833	2,660,105	(43,535)	(6,360,522)	-	20,813,601	1.77
Great-West S&P 500® Index Fund Institutional Class	20,315,639	206,422,120	6,272,954	16,529,096	(241,188)	(37,500,838)	-	158,665,140	13.53
Great-West S&P Mid Cap 400® Index Fund Institutional Class	11,016,181	88,313,418	10,285,190	5,568,725	(558,807)	(23,958,431)	-	69,071,452	5.89
Great-West S&P SmallCap 600® Index Fund Institutional Class	8,719,072	60,166,777	7,707,156	3,442,374	(953,616)	(17,784,524)	-	46,647,035	3.98
Great-West Small Cap Growth Fund Institutional Class	539,334	5,551,832	623,300	530,742	(26,672)	(1,302,749)	-	4,341,641	0.37
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	4,761,134	39,291,280	2,196,902	2,939,249	(243,736)	(8,220,512)	-	30,328,421	2.59
					(4,261,029)	(234,482,021)	0	823,353,887	70.23
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	25,472,275	36,793,074	1,076,285	12,525,439	-	-	128,355	25,472,275	2.17
					0	0	128,355	25,472,275	2.17
				Total	$(4,381,577)	$(241,215,615)	$983,651	$1,081,916,691	92.28%

March 31, 2020

Great-West Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 03/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	680,684	$8,963,021	$1,196,376	$3,203,478	$201,539	$21,088	$45,465	$6,977,007	4.46%
Great-West Core Bond Fund Institutional Class	343,823	4,404,880	587,176	1,476,961	52,992	(56,238)	24,935	3,458,857	2.21
Great-West Global Bond Fund Institutional Class	337,871	3,724,506	546,578	1,250,464	(39,753)	(114,926)	-	2,905,694	1.86
Great-West High Yield Bond Fund Institutional Class	229,636	2,383,547	280,039	489,140	(48,585)	(245,501)	-	1,928,945	1.24
Great-West Inflation-Protected Securities Fund Institutional Class	123,099	1,540,004	207,601	536,552	(11,958)	(18,223)	-	1,192,830	0.76
Great-West Multi-Sector Bond Fund Institutional Class	314,695	3,542,658	443,335	947,920	(44,882)	(224,698)	-	2,813,375	1.80
Great-West Short Duration Bond Fund Institutional Class	77,062	943,546	135,273	310,579	(4,155)	(26,139)	5,048	742,101	0.48
					105,198	(664,637)	75,448	20,018,809	12.81
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	125,428	1,327,608	242,843	75,452	(3,544)	(415,066)	-	1,079,933	0.69
Great-West Emerging Markets Equity Fund Institutional Class	862,412	7,825,491	975,756	836,299	(122,780)	(1,755,583)	-	6,209,365	3.97
Great-West International Growth Fund Institutional Class	1,026,943	9,706,945	829,519	991,644	(145,808)	(1,647,630)	-	7,897,190	5.05
Great-West International Index Fund Institutional Class	2,246,481	21,554,757	2,738,404	1,695,970	(259,744)	(5,052,170)	-	17,545,021	11.22
Great-West International Value Fund Institutional Class	1,482,653	11,844,615	1,420,713	1,490,560	(589,244)	(2,167,173)	-	9,607,595	6.15
Great-West Large Cap Growth Fund Institutional Class	1,157,342	12,395,705	658,931	1,493,191	(216,044)	(1,492,573)	-	10,068,872	6.44
Great-West Large Cap Value Fund Institutional Class	2,353,953	15,559,843	2,380,410	1,211,717	(358,246)	(3,993,650)	-	12,734,886	8.15
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	749,968	4,751,414	1,114,924	339,941	(70,275)	(1,619,066)	-	3,907,331	2.50
Great-West Mid Cap Value Fund Institutional Class	716,862	5,334,427	1,261,755	459,226	(119,230)	(1,735,423)	-	4,401,533	2.82
Great-West Real Estate Index Fund Institutional Class	416,920	3,315,650	674,738	344,640	4,584	(885,737)	-	2,760,011	1.76
Great-West S&P 500® Index Fund Institutional Class	2,918,162	28,003,482	2,473,707	2,614,401	(529,167)	(5,071,940)	-	22,790,848	14.58
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,575,748	11,967,216	2,326,707	992,334	(241,442)	(3,421,650)	-	9,879,939	6.32
Great-West S&P SmallCap 600® Index Fund Institutional Class	1,350,703	8,807,159	1,943,853	722,759	(221,679)	(2,801,994)	-	7,226,259	4.62
Great-West Small Cap Growth Fund Institutional Class	82,707	806,352	134,867	64,060	(6,362)	(211,369)	-	665,790	0.43
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	679,045	5,300,843	630,035	406,146	(51,611)	(1,199,213)	-	4,325,519	2.77
					(2,930,592)	(33,470,237)	0	121,100,092	77.47

March 31, 2020

Great-West Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 03/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2020	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	1,685,889	$2,213,314	$320,545	$856,026	$-	$-	$8,056	$1,685,889	1.08%
					0	0	8,056	1,685,889	1.08
				Total	$(2,825,394)	$(34,134,874)	$83,504	$142,804,790	91.36%
Great-West Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 03/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	2,050,154	$30,012,943	$1,252,889	$10,690,583	$275,930	$438,830	$136,331	$21,014,079	3.10%
Great-West Core Bond Fund Institutional Class	1,037,073	14,776,925	608,571	4,874,426	78,673	(78,121)	74,865	10,432,949	1.54
Great-West Global Bond Fund Institutional Class	989,033	12,131,441	532,120	3,836,319	(151,820)	(321,561)	-	8,505,681	1.25
Great-West High Yield Bond Fund Institutional Class	675,101	7,800,419	236,187	1,578,851	(106,282)	(786,904)	-	5,670,851	0.83
Great-West Inflation-Protected Securities Fund Institutional Class	151,599	2,111,757	84,986	709,443	(19,204)	(18,306)	-	1,468,994	0.22
Great-West Multi-Sector Bond Fund Institutional Class	935,288	11,753,241	415,169	2,979,869	2,912	(827,066)	-	8,361,475	1.23
Great-West Short Duration Bond Fund Institutional Class	154,526	2,112,113	96,243	667,697	(10,099)	(52,569)	10,069	1,488,090	0.22
					70,110	(1,645,697)	221,265	56,942,119	8.39
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	560,503	6,518,029	485,496	244,313	36,030	(1,933,283)	-	4,825,929	0.71
Great-West Emerging Markets Equity Fund Institutional Class	4,240,306	42,186,556	2,192,151	5,154,025	(752,123)	(8,694,482)	-	30,530,200	4.50
Great-West International Growth Fund Institutional Class	4,826,020	49,989,726	942,875	5,772,593	(571,564)	(8,047,915)	-	37,112,093	5.47
Great-West International Index Fund Institutional Class	10,556,280	111,059,777	3,263,973	6,898,077	(544,908)	(24,981,127)	-	82,444,546	12.15
Great-West International Value Fund Institutional Class	6,967,767	61,064,021	1,885,435	6,331,344	(1,794,921)	(11,466,979)	-	45,151,133	6.66
Great-West Large Cap Growth Fund Institutional Class	5,113,026	60,126,921	434,062	7,858,565	686,295	(8,219,091)	-	44,483,327	6.56
Great-West Large Cap Value Fund Institutional Class	10,522,386	76,574,668	3,525,390	3,915,696	(540,789)	(19,258,255)	-	56,926,107	8.39
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	3,601,816	25,059,993	2,832,539	1,263,679	(299,550)	(7,863,389)	-	18,765,464	2.77
Great-West Mid Cap Value Fund Institutional Class	3,207,744	26,262,527	3,258,119	1,649,022	(184,903)	(8,176,074)	-	19,695,550	2.90
Great-West Real Estate Index Fund Institutional Class	1,810,170	15,755,494	1,780,614	1,716,140	(56,331)	(3,836,644)	-	11,983,324	1.77
Great-West S&P 500® Index Fund Institutional Class	12,985,476	136,873,852	1,932,875	12,842,870	(765,101)	(24,547,293)	-	101,416,564	14.95

March 31, 2020

Great-West Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 03/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2020	Value as a Percentage of Net Assets
Great-West S&P Mid Cap 400® Index Fund Institutional Class	7,016,836	$58,595,175	$5,255,476	$3,793,269	$(449,767)	$(16,061,817)	$-	$43,995,565	6.48%
Great-West S&P SmallCap 600® Index Fund Institutional Class	6,473,779	46,385,645	4,792,558	2,449,056	(550,882)	(14,094,427)	-	34,634,720	5.10
Great-West Small Cap Growth Fund Institutional Class	393,739	4,214,368	353,217	382,501	(14,509)	(1,015,483)	-	3,169,601	0.47
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	2,998,373	25,720,421	733,972	1,870,852	(122,439)	(5,483,906)	-	19,099,635	2.81
					(5,925,462)	(163,680,165)	0	554,233,758	81.69
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	3,451,331	5,049,691	237,577	1,853,387	-	-	17,450	3,451,331	0.51
					0	0	17,450	3,451,331	0.51
				Total	$(5,855,352)	$(165,325,862)	$238,715	$614,627,208	90.59%
Great-West Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 03/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	216,811	$2,943,851	$315,391	$1,045,689	$65,573	$8,756	$14,233	$2,222,309	2.72%
Great-West Core Bond Fund Institutional Class	108,843	1,440,617	152,504	481,129	18,323	(17,035)	7,769	1,094,957	1.34
Great-West Global Bond Fund Institutional Class	104,720	1,192,980	141,805	399,229	(11,960)	(34,966)	-	900,590	1.10
Great-West High Yield Bond Fund Institutional Class	70,244	761,899	68,107	165,005	(14,816)	(74,950)	-	590,051	0.72
Great-West Multi-Sector Bond Fund Institutional Class	98,266	1,149,141	113,591	314,423	(12,161)	(69,810)	-	878,499	1.07
Great-West Short Duration Bond Fund Institutional Class	11,543	146,289	17,207	48,422	(421)	(3,912)	742	111,162	0.14
					44,538	(191,917)	22,744	5,797,568	7.09
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	67,419	741,615	111,004	40,065	1,603	(232,076)	-	580,478	0.71
Great-West Emerging Markets Equity Fund Institutional Class	555,528	5,214,027	592,626	689,163	(95,872)	(1,117,690)	-	3,999,800	4.89
Great-West International Growth Fund Institutional Class	600,300	5,904,020	387,740	720,574	(104,918)	(954,882)	-	4,616,304	5.65
Great-West International Index Fund Institutional Class	1,315,796	13,118,112	1,255,980	1,077,500	(140,811)	(3,020,223)	-	10,276,369	12.58
Great-West International Value Fund Institutional Class	869,630	7,211,656	681,225	1,015,942	(397,258)	(1,241,740)	-	5,635,199	6.90
Great-West Large Cap Growth Fund Institutional Class	603,449	6,718,231	300,765	1,008,290	(128,955)	(760,697)	-	5,250,009	6.42
Great-West Large Cap Value Fund Institutional Class	1,249,764	8,633,698	981,707	670,526	(184,624)	(2,183,657)	-	6,761,222	8.27

March 31, 2020

Great-West Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 03/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2020	Value as a Percentage of Net Assets
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	454,845	$3,007,853	$587,865	$193,731	$(28,971)	$(1,032,243)	$-	$2,369,744	2.90%
Great-West Mid Cap Value Fund Institutional Class	380,524	2,958,525	566,980	221,404	(48,243)	(967,684)	-	2,336,417	2.86
Great-West Real Estate Index Fund Institutional Class	216,709	1,810,737	306,265	205,109	4,260	(477,277)	-	1,434,616	1.76
Great-West S&P 500® Index Fund Institutional Class	1,539,074	15,357,993	997,192	1,647,111	(311,427)	(2,687,910)	-	12,020,164	14.71
Great-West S&P Mid Cap 400® Index Fund Institutional Class	827,323	6,566,551	1,013,725	506,120	(103,086)	(1,886,839)	-	5,187,317	6.35
Great-West S&P SmallCap 600® Index Fund Institutional Class	820,868	5,586,003	1,012,569	420,797	(111,772)	(1,786,132)	-	4,391,643	5.37
Great-West Small Cap Growth Fund Institutional Class	50,279	511,261	69,787	41,492	(1,543)	(134,810)	-	404,746	0.50
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	354,002	2,877,036	237,669	221,851	(26,490)	(637,861)	-	2,254,993	2.76
					(1,678,107)	(19,121,721)	0	67,519,021	82.63
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	247,510	334,261	40,610	128,557	-	-	1,196	247,510	0.30
					0	0	1,196	247,510	0.30
				Total	$(1,633,569)	$(19,313,638)	$23,940	$73,564,099	90.02%
Great-West Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 03/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	722,593	$10,776,649	$591,104	$4,072,974	$140,000	$111,799	$47,994	$7,406,578	2.48%
Great-West Core Bond Fund Institutional Class	364,199	5,285,887	286,631	1,870,252	38,348	(38,421)	26,249	3,663,845	1.23
Great-West Global Bond Fund Institutional Class	367,146	4,595,167	261,303	1,571,743	(50,496)	(127,272)	-	3,157,455	1.06
Great-West High Yield Bond Fund Institutional Class	236,251	2,785,641	105,701	647,449	(53,501)	(259,386)	-	1,984,507	0.66
Great-West Multi-Sector Bond Fund Institutional Class	329,093	4,222,080	190,156	1,220,779	(41,426)	(249,369)	-	2,942,088	0.98
Great-West Short Duration Bond Fund Institutional Class	38,205	532,911	30,253	181,481	(1,918)	(13,767)	2,485	367,916	0.12
					31,007	(576,416)	76,728	19,522,389	6.53
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	239,918	2,827,444	244,988	134,476	59,505	(872,262)	-	2,065,694	0.69
Great-West Emerging Markets Equity Fund Institutional Class	2,155,099	21,827,935	1,230,849	3,154,226	(392,228)	(4,387,847)	-	15,516,711	5.19
Great-West International Growth Fund Institutional Class	2,249,366	23,628,865	662,282	3,459,722	(435,013)	(3,533,800)	-	17,297,625	5.79

March 31, 2020

Great-West Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 03/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2020	Value as a Percentage of Net Assets
Great-West International Index Fund Institutional Class	4,923,236	$52,485,994	$1,997,309	$3,831,396	$349,082	$(12,201,433)	$-	$38,450,474	12.86%
Great-West International Value Fund Institutional Class	3,247,368	28,857,559	1,046,216	3,623,033	(913,641)	(5,237,794)	-	21,042,948	7.04
Great-West Large Cap Growth Fund Institutional Class	2,128,729	25,392,455	466,142	4,342,140	(82,153)	(2,996,513)	-	18,519,944	6.19
Great-West Large Cap Value Fund Institutional Class	4,465,622	32,951,134	1,812,507	2,692,952	(496,230)	(7,911,676)	-	24,159,013	8.08
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,736,129	12,251,269	1,546,828	954,168	(158,333)	(3,798,698)	-	9,045,231	3.03
Great-West Mid Cap Value Fund Institutional Class	1,364,417	11,312,390	1,552,699	877,216	46,955	(3,610,354)	-	8,377,519	2.80
Great-West Real Estate Index Fund Institutional Class	805,372	7,117,681	916,728	990,534	(13,039)	(1,712,310)	-	5,331,565	1.78
Great-West S&P 500® Index Fund Institutional Class	5,470,148	58,481,440	1,418,837	6,489,635	102,668	(10,688,786)	-	42,721,856	14.29
Great-West S&P Mid Cap 400® Index Fund Institutional Class	2,957,457	25,015,861	2,591,940	2,248,064	(134,600)	(6,816,483)	-	18,543,254	6.20
Great-West S&P SmallCap 600® Index Fund Institutional Class	3,127,504	22,728,057	2,638,670	2,022,691	(477,766)	(6,611,890)	-	16,732,146	5.60
Great-West Small Cap Growth Fund Institutional Class	192,216	2,088,377	211,644	254,262	(3,679)	(498,420)	-	1,547,339	0.52
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,250,726	10,869,847	425,963	1,067,605	(59,373)	(2,261,081)	-	7,967,124	2.66
					(2,607,845)	(73,139,347)	0	247,318,443	82.72
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	823,006	1,229,593	69,280	480,066	-	-	4,199	823,006	0.27
					0	0	4,199	823,006	0.27
				Total	$(2,576,838)	$(73,715,763)	$80,927	$267,663,838	89.52%
Great-West Lifetime 2060 Fund
Affiliate	Shares Held/ Account Balance 03/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	3,912	$30,044	$60,410	$50,853	$716	$502	$209	$40,103	2.53%
Great-West Core Bond Fund Institutional Class	1,963	14,792	29,605	24,434	290	(220)	115	19,743	1.25
Great-West Global Bond Fund Institutional Class	2,111	13,628	27,591	22,709	(416)	(354)	-	18,156	1.14
Great-West High Yield Bond Fund Institutional Class	1,243	7,797	15,391	11,343	(18)	(1,408)	-	10,437	0.66
Great-West Multi-Sector Bond Fund Institutional Class	1,767	11,844	23,560	18,116	251	(1,490)	-	15,798	1.00
Great-West Short Duration Bond Fund Institutional Class	197	1,421	2,872	2,345	(7)	(53)	10	1,895	0.12
					816	(3,023)	334	106,132	6.70

March 31, 2020

Great-West Lifetime 2060 Fund
Affiliate	Shares Held/ Account Balance 03/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2020	Value as a Percentage of Net Assets
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	1,232	$7,919	$16,297	$9,661	$172	$(3,943)	$-	$10,612	0.67%
Great-West Emerging Markets Equity Fund Institutional Class	12,409	66,972	135,304	85,818	2,341	(27,112)	-	89,346	5.64
Great-West International Growth Fund Institutional Class	12,067	69,464	136,153	88,039	4,285	(24,779)	-	92,799	5.86
Great-West International Index Fund Institutional Class	26,405	154,259	307,195	201,070	(3,843)	(54,163)	-	206,221	13.03
Great-West International Value Fund Institutional Class	17,494	84,821	167,619	110,960	(2,046)	(28,118)	-	113,362	7.16
Great-West Large Cap Growth Fund Institutional Class	10,816	70,499	131,752	91,914	(1,354)	(16,241)	-	94,096	5.94
Great-West Large Cap Value Fund Institutional Class	22,866	92,631	184,771	115,400	(1,783)	(38,296)	-	123,706	7.81
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	9,399	36,483	77,257	45,931	(654)	(18,839)	-	48,970	3.09
Great-West Mid Cap Value Fund Institutional Class	6,930	31,691	66,867	38,860	412	(17,150)	-	42,548	2.69
Great-West Real Estate Index Fund Institutional Class	4,182	20,663	42,654	28,114	(918)	(7,520)	-	27,683	1.75
Great-West S&P 500® Index Fund Institutional Class	27,866	162,890	312,698	209,877	(5,942)	(48,076)	-	217,635	13.75
Great-West S&P Mid Cap 400® Index Fund Institutional Class	14,908	69,689	143,291	88,992	(2,143)	(30,516)	-	93,472	5.91
Great-West S&P SmallCap 600® Index Fund Institutional Class	16,946	67,638	142,479	89,290	(4,680)	(30,165)	-	90,662	5.73
Great-West Small Cap Growth Fund Institutional Class	1,045	6,254	12,637	7,477	408	(3,005)	-	8,409	0.53
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	6,341	30,201	59,768	39,273	(879)	(10,302)	-	40,394	2.55
					(16,624)	(358,225)	0	1,299,915	82.11
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	4,573	3,432	7,055	5,930	-	-	16	4,573	0.29
					0	0	16	4,573	0.29
				Total	$(15,808)	$(361,248)	$350	$1,410,620	89.10%

March 31, 2020